Prepaid Expenses - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses [Abstract]
Prepaid production and warehouse expenses	$ 407	$ 309
Prepaid selling and marketing expenses	229	5,215
Prepaid insurance expenses	9,090	8,894
Prepaid financing expenses	3,399	3,537
Other	10,288	9,756
Total	$ 23,413	$ 27,711